Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	As of December 31, 2023	As of December 31, 2022	Original Principal	Issue Date	Maturity Date
Notes receivable
Note 2	$656	$1,057	$5,355	5/1/2019	4/30/2024
Note 3	17	119	491	6/1/2019	5/31/2024
Note 6	—	351	1,111	5/22/2020	5/22/2023
Note 8	2,081	2,221	2,816	5/1/2020	5/1/2025
Note 9	—	125	125	1/24/2022	6/30/2023

Total notes receivables	$2,754	$3,873
Less: Current portion of notes receivable	$(1,604)	$(1,797)
Notes receivable, less current portion	$1,150	$2,076